ADOPTION OF IFRS 9 AND IFRS 15 (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ADOPTION OF IFRS 9 AND IFRS 15 (Details) [Line Items]
Equity Attributable To Owners Of Parent Excluding Other Equity Instruments	£ 43,434.0	£ 42,360.0
Impairment loss	937.0	688.0	£ 752.0
Financial assets at amortised cost	496,379.0	468,576.0
Loans and advances to banks	6,283.0	£ 4,246.0
Increase (decrease) due to application of IFRS 9 [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) [Line Items]
Equity Attributable To Owners Of Parent Excluding Other Equity Instruments	(1,180.0)
Impairment loss	1,276.0
Financial assets at amortised cost	(13,167.0)
Financial assets described in paragraph 39E(a) of IFRS 4, carrying amount applying IAS 39	6,882.0
Loans and advances to banks	2,274.0
Financial assets previously designated at fair value through profit or loss reclassified due to requirements of IFRS 9, initial application of IFRS 9	3,116.0
Fair value gain (loss) that would have been recognised in profit or loss if financial assets had not been reclassified	£ 0.2
Effective interest rate of financial assets reclassified out of financial assets at fair value through profit or loss	1.97%
Interest revenue (expense) recognised for financial assets reclassified out of fair value through profit or loss category, initial application of IFRS 9	£ 20.0
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, before tax	229.0
Reclassification adjustments on financial assets measured at fair value through other comprehensive income, net of tax	207.0
Reclassified following changes in the business model [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) [Line Items]
Financial assets previously designated at fair value through profit or loss reclassified due to requirements of IFRS 9, initial application of IFRS 9	847.0
Increase (decrease) due to application of IFRS 15 [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Details) [Line Items]
Adjustments for increase (decrease) in deferred income	14.0
Increase (decrease) in equity	£ (11.0)